NON-CONTROLLING INTERESTS (Details - Continuity) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Profit Loss Attributable To Noncontrolling Interests	$ 288	$ 251	$ 156
Capital contributions	294	2,621	460
Acquisition	525	1,417
Other			1
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Beginning Balance	5,589
Profit Loss Attributable To Noncontrolling Interests	53	65	69
Ending Balance	6,298	5,589
Brookfield Infrastructre Fund I
Disclosure of subsidiaries [line items]
Beginning Balance	963	958	914
Profit Loss Attributable To Noncontrolling Interests	(29)	(18)	26
Other comprehensive income, attributable to non-controlling interests	(76)	46	89
Capital contributions	0	0
Acquisition		0
Distributions	(8)	(23)	(70)
MTO adjustments	0	0
Other	0		(1)
Ending Balance	$ 850	963	958
Brookfield Infrastructre Fund I | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Infrastructre Fund I | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%
Brookfield Infrastructre Fund III
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,085
Profit Loss Attributable To Noncontrolling Interests	33	15
Other comprehensive income, attributable to non-controlling interests	111	0	0
Capital contributions	186	1,074
Acquisition	525
Distributions	(88)	(7)	0
MTO adjustments	1	3
Other	1		0
Ending Balance	$ 1,852	1,085
Brookfield Infrastructre Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	69.00%
Brookfield Infrastructre Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%
Brookfield Infrastructre Fund II
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,654	1,441	937
Profit Loss Attributable To Noncontrolling Interests	(13)	(16)	27
Other comprehensive income, attributable to non-controlling interests	269	228	144
Capital contributions	89	74	460
Acquisition		0
Distributions	(317)	(73)	(126)
MTO adjustments	0	0
Other	0		(1)
Ending Balance	$ 1,682	1,654	1,441
Brookfield Infrastructre Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%
Brookfield Infrastructre Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%
The Cataylst Group
Disclosure of subsidiaries [line items]
Beginning Balance	$ 127	121	126
Profit Loss Attributable To Noncontrolling Interests	12	16	14
Other comprehensive income, attributable to non-controlling interests	2	2	(12)
Capital contributions	0	0
Acquisition		0
Distributions	(7)	(12)	(7)
MTO adjustments	0	0
Other	0		0
Ending Balance	$ 134	127	121
Interests held by third parties	25.00%
The Cataylst Group | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
Brookfield Energia Renovavel
Disclosure of subsidiaries [line items]
Capital contributions		0
Acquisition		0
Isagen Institutional Investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,675
Profit Loss Attributable To Noncontrolling Interests	47	47
Other comprehensive income, attributable to non-controlling interests	78	148	0
Capital contributions	19	1,473
Acquisition		0
Distributions	(115)	0	0
MTO adjustments	2	7
Other	2		0
Ending Balance	$ 1,701	1,675
Interests held by third parties	53.00%
Isagen Institutional Investors | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Owership percentage	99.50%
Number of additional shares acquired	3,358,523
Isagen Public non-controlling interests
Disclosure of subsidiaries [line items]
Beginning Balance	$ 14
Profit Loss Attributable To Noncontrolling Interests	0	19
Other comprehensive income, attributable to non-controlling interests	(1)	205	0
Capital contributions	0	0
Acquisition		1,417
Distributions	0	0	0
MTO adjustments	(9)	(1,627)
Other	(9)		0
Ending Balance	$ 9	14
Interests held by third parties	0.50%
Other
Disclosure of subsidiaries [line items]
Beginning Balance	$ 71	67	85
Profit Loss Attributable To Noncontrolling Interests	3	2	2
Other comprehensive income, attributable to non-controlling interests	0	6	(17)
Capital contributions	0	0
Acquisition		0
Distributions	(4)	(4)	(5)
MTO adjustments	0	0
Other	0		2
Ending Balance	$ 70	$ 71	$ 67
Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	21.00%
Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%